SCHEDULE OF STOCK OPTIONS ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 8.50	$ 3.60	$ 2.70
Weighted average risk-free interest rate			1.57%
Weighted average dividend yield	0.00%	0.00%	0.00%
Weighted average volatility	90.68%	94.77%	95.48%
Weighted average estimated life	10 years	10 years	10 years
Weighted average share price	$ 8.50	$ 3.60	$ 2.70
Weighted average fair value	$ 7.50	$ 3.00	2.40
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average risk-free interest rate	0.80%	0.52%
Share price on the various grant dates	$ 6.20	$ 2.20	2.80
Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average risk-free interest rate	1.48%	1.52%
Share price on the various grant dates	$ 9.50	$ 3.90	$ 2.40